Income Taxes (Tables)	12 Months Ended
Jan. 31, 2023
Note 18 - Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Canada	49,158	36,312	31,307
United States	51,268	32,338	26,072
Other countries	33,302	33,960	12,990
	133,728	102,610	70,369

Schedule of components of Income Tax Expense (Benefit)

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Current income tax expense
Canada	9,673	1,817	1,875
United States	13,085	8,689	(3,050)
Other countries	5,490	4,308	4,921
	28,248	14,814	3,746
Deferred income tax expense (recovery)
Canada	5,059	8,381	7,047
United States	(1,888)	1,941	9,537
Other countries	73	(8,808)	(2,061)
	3,244	1,514	14,523
	31,492	16,328	18,269

Schedule of deferred tax assets and liabilities

	January 31,	January 31,
	2023	2022
Assets
Accrued liabilities not currently deductible	5,506	5,408
Accumulated net operating losses	7,577	10,594
Corporate minimum taxes	—	2,346
Difference between tax and accounting basis of property and equipment	7,400	12,021
Research and development expenditures and tax credits	3,339	1,172
Total deferred income tax assets	23,822	31,541
Liabilities
Difference between tax and accounting basis of intangible assets	(42,958)	(47,255)
Temporary difference on equity derivative	(3,077)	(2,886)
Total deferred income tax liabilities	(46,035)	(50,141)
Net deferred income taxes	(22,213)	(18,600)
Valuation allowance	(1,704)	(1,961)
Net deferred income taxes, net of valuation allowance	(23,917)	(20,561)

Schedule of effective income tax rate reconciliation

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Income before income taxes	133,728	102,610	70,369

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	35,438	27,192	18,648
Increase (decrease) in income taxes resulting from:
Permanent differences	590	3,467	875
Effect of differences between Canadian and foreign tax rates	(1,859)	(1,855)	(600)
Effect of rate changes on current year timing differences	(219)	(1,085)	(1,063)
Adjustments relating to previous periods	(972)	(569)	(1,034)
Increase (decrease) in accruals for uncertain tax positions	(1,181)	(849)	1,289
Valuation allowance	(155)	(9,102)	254
Stock based compensation	—	—	100
Other, including foreign exchange	(150)	(871)	(200)
Income tax expense	31,492	16,328	18,269

Schedule of operating loss carryforwards

		United
Expiry year	Canada	States	EMEA	Asia Pacific	Total
2024	—	—	—	175	175
2025	—	—	—	63	63
2026	—	—	—	—	—
2027	—	279	34	449	762
2028	—	138	—	85	223
Thereafter	8,128	882	19,504	385	28,899
	8,128	1,299	19,538	1,157	30,122

Schedule of unrecognized tax benefits roll forward

	January 31,	January 31,
	2023	2022
Liability, beginning of year	7,354	8,393
Gross increases – current period	640	333
Lapsing due to statutes of limitations	(1,874)	(1,372)
Liability, end of year	6,120	7,354